Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingent Liabilities [Abstract]
Open purchase orders	$ 6,762	$ 4,951
Non-paid purchase obligation	$ 3,849	$ 5,513